CBIZ CPAs P.C.

One Montgomery Street
Suite 1700
San Francisco, CA 94104

P: 415.432.6200

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

C1 Fund Inc.

In planning and performing our audit of the financial statements of C1 Fund Inc. (the “Fund”) as of and for the period from August 6, 2025 (commencement of operations) to December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow for management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

CBIZCPAS.COM

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following matters involving internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above. These conditions were considered in determining the nature, timing and extent of the procedures to be performed in our audit of the financial statements of the Fund for the period from August 6, 2025 (commencement of operations) to December 31, 2025, and this report does not affect our report thereon dated May 8, 2026.

Lack of sufficient personnel with an appropriate level of internal control and accounting knowledge, skills, training and experience commensurate with the Fund’s financial reporting requirements and managing a closed-end investment company registered under the Investment Company Act of 1940, and the rules thereunder.

Segregation of duties and policies and procedures related to the treasury and expense processes.

Lack of policies and control procedures related to the valuation, safeguarding and existence of investments.

Review and monitoring for compliance related to taxation for regulated investment companies.

Lack of policies and control procedures related to the review and approval of the financial statements and financial reporting package.

This report is intended solely for the information and use of management and the Board of Directors of C1 Fund Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

San Francisco, CA

May 8, 2026

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